Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Going concern

4. Going concern

The Company’s consolidated financial statements are prepared using the GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. At March 31, 2024 and December 31, 2023, the Company had $71,572 and $100,319 in cash and $8,320,170 and $7,227,506 in working capital deficit at March 31, 2024 and December 31, 2023, respectively.  For the three months ended March 31, 2024 and 2023, the Company had a net loss of $423,487 and $2,954,465 respectively. Continued losses may adversely affect the liquidity of the Company in the future. At March 31, 2024 and December 31, 2023, the Company had accumulated deficits of $30,557,122 and $30,133,916, respectively.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying consolidated balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to raise additional capital, obtain financing and to succeed in its future operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date these financial statements are issued. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has operating costs and expenses at the present time for development of its business activities. The Company, however, will be required to raise additional capital over the next twelve months to meet its current administrative expenses, and it may do so in connection with or in anticipation of possible acquisition transactions. This financing may take the form of additional sales of its equity securities and/or convertible notes. There is no assurance that additional financing will be available, if required, or on terms favorable to the Company.

4. Going concern

The Company’s consolidated financial statements are prepared using the GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. At December 31, 2023 and 2022, the Company had $100,319 and $751,017 in cash and $7,227,506 in working capital deficit and $193,033 in working capital at December 31, 2023 and 2022, respectively.  For the years ended December 31, 2023 and 2022, the Company had a net loss of $11,103,503 and $10,725,183, respectively. Continued losses may adversely affect the liquidity of the Company in the future.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying consolidated balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to raise additional capital, obtain financing and to succeed in its future operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date these financial statements are issued. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has operating costs and expenses at the present time for development of its business activities. The Company, however, will be required to raise additional capital over the next twelve months to meet its current administrative expenses, and it may do so in connection with or in anticipation of possible acquisition transactions. This financing may take the form of additional sales of its equity securities and/or convertible notes. There is no assurance that additional financing will be available, if required, or on terms favorable to the Company.